PGIM Conservative Retirement Spending Fund Investment Strategy - PGIM Conservative Retirement Spending Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund is structured as a “fund of funds,” meaning that instead of buying individual securities directly, the Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds are primarily mutual funds and ETFs within the PGIM Funds family but may also include mutual funds and ETFs that are not within the PGIM Funds family (for example, to expand the strategies covered by the Underlying Funds). The Fund seeks to achieve its investment objective by investing primarily in Underlying Funds that invest in a portfolio of fixed income and equity securities and non-traditional asset classes. Under normal circumstances, the Fund will invest approximately 60% (which may range from 50% to 70%) of its total assets in Underlying Funds that invest primarily in fixed income securities and invest the remainder of the Fund’s total assets in Underlying Funds that invest primarily in equity securities and non-traditional asset classes. The subadviser will monitor the Fund’s investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class and, without prior notification to shareholders, will make changes to the Fund’s asset allocations as it deems appropriate in seeking to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international and emerging markets equity. Underlying Funds may gain exposure to non-traditional asset classes through investments in securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), infrastructure and commodity-related instruments as well as derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.